Other Assets - Summary of Other Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Other Assets [Abstract]
Receivables from employees	[1]	R$ 28,207	R$ 29,242
Related parties' receivables	[2]	14,864	23,297
Employees loans	[3]	17,093	15,100
Advances to projects in progress	[4]	26,743	14,314
Restricted Deposit	[5]	6,152	0
Finix Transaction Receivable	[6]	5,365	12,075
Prepaid expenses		5,887	5,392
Guarantee deposits	[7]	1,346	1,096
Sundry advances		314	333
Sublease receivables		0	232
Others		2,512	3,660
Other assets		108,483	104,741
Current		70,168	55,273
Non-current		R$ 38,315	R$ 49,468

[1]	See Note 22 (d) for more details.
[2]	Refers to an intercompany transaction. See Note 22 (b) for more details.
[3]	Refers to amount’s receivable from employees.
[4]	Refers to costs incurred by projects related to funds administered by Vinci Compass, that are initially paid by the Group and subsequently reimbursed. The growth is mainly related to new financial products launched by the Group in the 2nd semester of 2025, which increased the costs incurred by Vinci Compass with the initial costs of the Funds.
[5]	Refers to a restricted deposit maintained by CG Compass (USA) LLC to meet legal and contractual obligations.
[6]	The amount is related to the sale of Fingroup shares, which occurred on October 14, 2024. Before the business combination, Compass held 50% ownership interest in Fingroup, sold before the closing date of the business combination. The outstanding receivable comprises the last installment of the transaction, to be paid on April 30, 2026.
[7]	Refers mainly to a security deposit of a lease.